Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 7	$ 45
Accounts receivable, net	2,885	703
Deferred commissions	36	66
Prepaid expenses and deferred costs	313	286
TOTAL CURRENT ASSETS	3,241	1,100
PROPERTY AND EQUIPMENT, net	696	664
GOODWILL	204	204
INTANGIBLE ASSETS, net	76	632
DEFERRED COMMISSIONS	13	36
OTHER NON-CURRENT ASSETS	266
TOTAL ASSETS	4,496	2,636
CURRENT LIABILITIES
Accounts payable	2,205	1,110
Checks issued in excess of deposits	199
Accrued expenses	241	126
Accrued interest	675	632
Deferred revenue	697	890
Warrant and conversion feature liability, current	2,870
Current maturities of capital lease obligations	379	321
Short-term debt and current portion of long-term debt	4,229	4,768
TOTAL CURRENT LIABILITIES	11,495	7,847
CAPITAL LEASE, net of current maturities	238	271
LONG TERM DEBT, net of current portion	316	192
WARRANT LIABILITY, net of current portion	7,352	2,800
DEFERRED REVENUE	306	460
ACCRUED RENT	121	120
TOTAL LIABILITIES	19,828	11,690
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 43,530 and 44,030 shares issued and outstanding
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 3,155,088 and 2,318,139 issued and outstanding
Additional paid-in capital	69,119	60,226
Accumulated deficit	(84,451)	(69,280)
TOTAL SHAREHOLDERS' DEFICIT	(15,332)	(9,054)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 4,496	$ 2,636